Stockholders' Equity (Details) - Authorized And Issued Share Capital - $ / shares								12 Months Ended
	Aug. 16, 2023	Feb. 24, 2023	Feb. 23, 2023	Jan. 31, 2023	Aug. 26, 2022	Aug. 25, 2022	Aug. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 14, 2021
Equity [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.10							$ 0.10			$ 0.05
Authorized share capital [Abstract]
Authorized shares: Balance at the start of the year (in shares)								255,000,000	180,000,000
Stock authorized during period (in shares)			60,000,000			35,000,000	40,000,000
Authorized shares: Balance at the end of the year (in shares)								315,000,000	255,000,000	180,000,000
Shares Issued
Issued : Balance at the start of the year (in shares)								229,263,598	137,218,175
Issue of common shares (in shares)								8,816,793	92,046,404
Share issued and subsequently repurchased (in shares)	1,000,000	10,000,000		15,000,000				26,000,000	0
Shares cancelled (in shares)					(981)			0	(981)
Issued : Balance at the end of the year (in shares)								264,080,391	229,263,598	137,218,175
Treasury shares held by company (in shares)								11,498,355	315,511	406,333
Outstanding shares (in shares)								252,582,036	228,948,087